Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Schedule of accrued expenses and other current liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Deposits from advertising agencies and customers	16,518	12,114
Accrued professional fees	3,334	3,545
Advertising and promotion expenses payables and accruals	5,036	1,267
General operating expenses payables and accruals	65,755	49,799
Deposits from potential house buyers	17,217	10,113
Others	15,383	12,204
Total	123,243	89,042